Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	Jun. 03, 2025
C000256092 [Member]
Account Value [Line Items]
Accumulated Value	$ 16,124	$ 15,986	$ 13,640	$ 11,015	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 12,754	$ 11,598	$ 11,502	$ 10,855	$ 10,000